SHARES CAPITAL AND RESERVES - weighted average assumptions to estimate the fair value of warrants issued (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL AND RESERVES
Risk-free interest rate	0.00%	0.26%
Expected option life in years		1 year 25 days
Expected share price volatility	0.00%	91.94%
Grant date share price	$ 0	$ 1.41
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0	0